UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5399

The New America High Income Fund, Inc.
(Exact name of registrant as specified in charter)

33 Broad Street, Boston, MA		02109
(Address of principal executive offices)		(Zip code)

Ellen E. Terry, 33 Broad Street, Boston MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 263-6400

Date of fiscal year end:	12/31

Date of reporting period:	9/30/18

Item 1 - Schedule of Investments - September 30, 2018 (Unaudited) (Dollar Amounts in Thousands)

Principal		Moody’s
Amount/Units		Rating	Value
		(Unaudited)	(Note 1)
CORPORATE DEBT SECURITIES - 122.72% (d)(f)
Aerospace & Defense - 2.30%
885	Bombardier, Inc., Senior Notes,
	8.75%, 12/01/21 (g)	Caa1	974
1,060	Bombardier, Inc., Senior Notes,
	7.50%, 12/01/24 (g)	Caa1	1,117
1,800	Standard Aero Aviation Holdings Inc., Senior Notes,
	10%, 07/15/23 (g)	Caa2	1,939
455	Transdigm Holdings UK, plc, Senior Suboradinated Notes,
	6.875%, 05/15/26 (g)	B3	466
170	Triumph Group Inc., Senior Notes,
	4.875%, 04/01/21	Caa1	164
135	Triumph Group Inc., Senior Notes,
	5.25%, 06/01/22	Caa1	128
465	Triumph Group Inc., Senior Notes,
	7.75%, 08/15/25	Caa1	450
			5,238

Airlines - .05%
102	American Airlines Group, Senior Notes,
	5.625%, 07/15/22 (g)	(e)	104

Automotive - 2.23%
1,280	American Axle and Manufacturing, Inc., Senior Notes,
	6.25%, 04/01/25	B2	1,272
3,970	Tesla Inc., Senior Notes,
	5.30%, 08/15/25 (g)	Caa1	3,335
500	Titan International, Inc., Senior Notes,
	6.50%, 11/30/23	B3	484
			5,091

Broadcasting - 3.72%
970	Clear Channel Worldwide Holdings, Inc., Senior Notes,
	6.50%, 11/15/22	B2	989
85	Clear Channel Worldwide Holdings, Inc., Senior Notes,
	7.625%, 03/15/20	Caa1	85
2,025	Clear Channel Worldwide Holdings, Inc., Senior Subordinated
	Notes, 7.625%, 03/15/20	Caa1	2,035
895	iHeart Communications, Inc., Senior Notes,
	9%, 12/15/19 (a)(b)	(e)	673
780	iHeart Communications, Inc., Senior Notes,
	9%, 09/15/22 (a)(b)	(e)	585
1,925	MDC Partners, Inc., Senior Notes,
	6.50%, 05/01/24 (g)	B3	1,704
250	Outfront Media Capital LLC, Senior Notes,
	5.625%, 02/15/24	B1	252
275	E.W. Scripps Company, Senior Notes,
	5.125%, 05/15/25 (g)	B1	264
1,305	Sirius XM Radio, Inc., Senior Notes,
	5%, 08/01/27 (g)	Ba3	1,253
700	Townsquare Media, Inc., Senior Notes,
	6.50%, 04/01/23 (g)	B3	656
			8,496

Building & Real Estate - 2.56%
70	Ashton Woods USA, LLC, Senior Notes,

	6.75%, 08/01/25 (g)	Caa1	65
74	Five Point Operating Company, L.P., Senior Notes,
	7.875%, 11/15/25 (g)	B3	74
2,360	Howard Hughes Corporation, Senior Notes,
	5.375%, 03/15/25 (g)	Ba3	2,339
630	LGI Homes, Inc., Senior Notes,
	6.875%, 07/15/26 (g)	B1	622
350	Shea Homes Limited Partnership, Senior Notes,
	5.875%, 04/01/23 (g)	B1	343
425	Taylor Morrison Communities, Inc., Senior Notes,
	5.875%, 04/15/23 (g)	B1	426
990	Weekley Homes LLC, Senior Notes,
	6.625%, 08/15/25	B3	943
675	William Lyon Homes, Inc., Senior Notes,
	7%, 08/15/22	B2	685
350	William Lyon Homes, Inc., Senior Notes,
	6%, 09/01/23	B2	338
			5,835

Building Products - .86%
680	ABC Supply Company, Inc., Senior Notes,
	5.875%, 05/15/26 (g)	B3	681
222	Masonite International Corporation, Senior Notes,
	5.625%, 03/15/23 (g)	Ba3	227
295	New Enterprise Stone and Lime Company, Inc., Senior Notes,
	6.25%, 03/15/26 (g)	B2	297
470	PGT Innovations, Inc., Senior Notes,
	6.75%, 08/01/26 (g)	B3	488
290	Summit Materials LLC, Senior Notes,
	5.125%, 06/01/25 (g)	B3	273
			1,966

Cable Operators - 12.40%
1,600	Altice Financing S.A., Senior Notes,
	7.50%, 05/15/26 (g)	B1	1,544
1,400	Altice France S.A., Senior Notes,
	7.375%, 05/01/26 (g)	B1	1,400
605	Altice France S.A., Senior Notes,
	8.125%, 02/01/27 (g)	B1	622
2,890	Altice Luxembourg S.A., Senior Notes,
	7.625%, 02/15/25 (g)	B3	2,623
290	Altice Luxembourg S.A., Senior Notes,
	7.75%, 05/15/22 (g)	B3	282
475	C&W Senior Financing Designated Activity, Senior Notes,
	6.875%, 09/15/27 (g)	B2	474
2,260	CCO Holdings, LLC, Senior Notes,
	5.00%, 02/01/28 (g)	B1	2,122
1,070	CCO Holdings, LLC, Senior Notes,
	5.125%, 05/01/27 (g)	B1	1,014
1,625	CCO Holdings, LLC, Senior Notes,
	5.50%, 05/01/26 (g)	B1	1,605
1,165	Cequel Communications Holdings I, LLC, Senior Notes,
	7.50%, 04/01/28 (g)	Caa1	1,220
1,215	Cequel Communications Holdings I, LLC, Senior Notes,
	7.75%, 07/15/25 (g)	Caa1	1,294
1,300	CSC Holdings, LLC, Senior Notes,
	6.625%, 10/15/25 (g)	Ba2	1,370
3,055	CSC Holdings, LLC, Senior Notes,
	10.875%, 10/15/25 (g)	B2	3,551
1,190	Dish DBS Corporation, Senior Notes,

	6.75%, 06/01/21	B1	1,212
835	Dish DBS Corporation, Senior Notes,
	7.75%, 07/01/26	B1	787
700	Netflix, Inc., Senior Notes,
	4.875%, 04/15/28 (g)	Ba3	657
940	Netflix, Inc., Senior Notes,
	5.875%, 11/15/28 (g)	Ba3	940
455	Radiate Holdco, Senior Notes,
	6.875%, 02/15/23 (g)	(e)	437
1,305	Unitymedia Kabel BW GmbH, Senior Notes,
	6.125%, 01/15/25 (g)	B3	1,364
500	UPCB Finance IV Ltd, Senior Notes,
	5.375%, 01/15/25 (g)	Ba3	499
490	Virgin Media Secured Finance, Plc, Senior Notes,
	5.25%, 01/15/26 (g)	Ba3	477
490	Virgin Media Secured Finance, Plc, Senior Notes,
	5.50%, 08/15/26 (g)	Ba3	485
1,320	VTR Finance B.V., Senior Notes,
	6.875%, 01/15/24 (g)	B1	1,343
1,075	Ziggo Bond Finance B.V., Senior Notes,
	6%, 01/15/27 (g)	B3	970
			28,292

Chemicals - 3.56%
535	Consolidated Energy Finance, Senior Notes,
	6.50%, 05/15/26 (g)	(e)	540
420	Consolidated Energy Finance, Senior Notes,
	6.875%, 06/15/25 (g)	B2	436
2,160	CVR Partners, L.P., Senior Notes,
	9.25%, 06/15/23 (g)	B2	2,295
965	Kissner Holdings L.P., Senior Notes,
	8.375%, 12/01/22 (g)	B3	989
795	Koppers, Inc., Senior Notes,
	6%, 02/15/25 (g)	B1	795
200	Kraton Polymers LLC, Senior Notes,
	5.25%, 05/15/26 (g)(EUR)	B3	238
475	Kraton Polymers LLC, Senior Notes,
	7%, 04/15/25 (g)	B3	490
780	OCI N.V., Senior Notes,
	6.625%, 04/15/23 (g)	B1	808
330	Platform Specialty Products Corporation, Senior Notes,
	5.875%, 12/01/25 (g)	Caa1	325
475	Platform Specialty Products Corporation, Senior Notes,
	6.50%, 02/01/22 (g)	Caa1	485
40	Rayonier A.M. Products, Inc., Senior Notes,
	5.50%, 06/01/24 (g)	B1	39
665	Univar, Inc., Senior Notes,
	6.75%, 07/15/23 (g)	B3	688
			8,128

Consumer Products - 2.81%
1,475	Avon International, Operating Company, Senior Notes,
	7.875%, 08/15/22 (g)	Ba1	1,521
685	Central Garden and Pet Company, Senior Notes,
	5.125%, 02/01/28	B1	651
460	Energizer Gamma Acquisition, B.V., Senior Notes,
	4.625%, 07/15/26 (g)(EUR)	B2	554
1,675	Lifetime Fitness, Inc., Senior Notes,
	8.50%, 06/15/23 (g)	Caa1	1,744
950	Prestige Brands, Inc., Senior Notes,
	6.375%, 03/01/24 (g)	Caa1	962

670	Tempur Sealy International, Inc., Senior Notes,
	5.50%, 06/15/26	B1	643
330	Tempur Sealy International, Inc., Senior Notes,
	5.625%, 10/15/23	B1	328
			6,403

Container - 3.98%
1,625	ARD Finance S.A., Senior Notes,
	7.125%, 09/15/23	Caa2	1,643
1,580	Ardagh Packaging Finance plc, Senior Notes,
	7.25%, 05/15/24 (g)	B3	1,653
1,650	BWAY Holding Company, Inc., Senior Notes,
	7.25%, 04/15/25 (g)	Caa2	1,607
100	Crown Cork and Seal Company, Inc., Senior Notes,
	7.375%, 12/15/26	B1	109
1,465	Kleopatra Holdings 1 S.C.A., Senior Notes,
	8.50%, 06/30/23 (EUR)	(e)	1,181
325	Pactiv Corporation, Senior Notes,
	7.95%, 12/15/25	Caa1	347
2,500	Reynolds Group Issuer, Inc., Senior Notes,
	7%, 07/15/24 (g)	Caa1	2,531
			9,071

Energy - 16.79%
275	Archrock Partners, Senior Notes,
	6%, 04/01/21	B3	276
1,123	Archrock Partners, Senior Notes,
	6%, 10/01/22	B3	1,134
605	Berry Petroleum Company, LLC, Senior Notes,
	7%, 02/15/26 (g)	B3	625
560	Bruin E&P Partners, LLC, Senior Notes,
	8.875%, 08/01/23 (g)	B3	579
415	Carrizo Oil & Gas, Inc., Senior Notes,
	8.25%, 07/15/25	B2	447
525	Cheniere Corpus Christi Holdings, LLC, Senior Notes,
	5.875%, 03/31/25	Ba3	551
800	Cheniere Corpus Christi Holdings, LLC, Senior Notes,
	7%, 06/30/24	Ba3	876
375	Chesapeake Energy Corp., Senior Notes,
	6.125%, 02/15/21	Caa1	384
630	Chesapeake Energy Corp., Senior Notes,
	8%, 01/15/25	Caa1	648
335	Chesapeake Energy Corp., Senior Notes,
	8%, 06/15/27	Caa1	342
785	Covey Park Energy, LLC, Senior Notes,
	7.50%, 05/15/25 (g)	B3	796
630	Crestwood Midstream Partners, L.P., Senior Notes,
	6.25%, 04/01/23	B1	650
1,190	CrownRock, L.P., Senior Notes,
	5.625%, 10/15/25 (g)	B3	1,162
284	CSI Compressco LP, Senior Notes,
	7.25%, 08/15/22	Caa2	263
580	CSI Compressco LP, Senior Notes,
	7.50%, 04/01/25 (g)	B1	592
795	DCP Midstream, LLC, Senior Notes,
	6.75%, 09/15/37 (g)	Ba2	851
650	DCP Midstream, LLC, Senior Notes,
	7.375%, (h)	B1	644
470	DCP Midstream, LLC, Senior Notes,
	8.125%, 08/16/30	Ba2	560
470	Eclipse Resources Corporation, Senior Notes,
	8.875%, 07/15/23	Caa1	478
240	Endeavor Energy Resources, L.P., Senior Notes.

	5.50%, 01/30/26 (g)	B2	240
240	Endeavor Energy Resources, L.P., Senior Notes.
	5.75%, 01/30/28 (g)	B2	240
954	Ensco PLC, Senior Notes,
	8%, 01/31/24	(e)	959
1,090	Exterran NRG Solutions, Senior Notes,
	8.125%, 05/01/25	B1	1,136
935	Gulfport Energy Corporation, Senior Notes,
	6.375%, 05/15/25	B1	923
405	Hess Corporation, Senior Notes,
	7.875%, 10/01/29	Ba1	488
820	Indigo Natural Resources, LLC, Senior Notes,
	6.875%, 02/15/26 (g)	B3	793
430	Jagged Peak Energy LLC, Senior Notes,
	5.875%, 05/01/26 (g)	B3	427
800	Kosmos Energy Ltd., Senior Notes,
	7.875%, 08/01/21 (g)	(e)	813
1,310	Kosmos Energy Ltd., Senior Notes,
	7.875%, 08/01/21 (g)	(e)	1,331
750	Magnolia Oil and Gas Operating LLC, Senior Notes,
	6%, 08/01/26 (g)	B3	746
990	Matador Resources Company, Senior Notes,
	5.875%, 09/15/26 (g)	B2	1,000
1,240	MEG Energy Corporation, Senior Notes,
	6.50%, 01/15/25 (g)	B3	1,225
310	Newfield Exploration Company, Senior Notes,
	5.375%, 01/01/26	Ba2	321
1,410	NGL Energy Partners L.P., Senior Notes,
	7.50%, 11/01/23	B2	1,417
330	Noble Holdings International, Ltd., Senior Notes,
	7.875%, 02/01/26 (g)	B2	342
595	Noble Holdings International, Ltd., Senior Notes,
	8.95%, 04/01/45	Caa1	576
790	Nustar Logistics, L.P., Senior Notes,
	5.625%, 04/28/27	Ba2	781
860	Parsley Energy, LLC, , Senior Notes,
	5.625%, 10/15/27 (g)	B2	864
570	PDC Energy, Senior Notes,
	5.75%, 05/15/26	B1	542
1,350	Petrobras Global Finance, Senior Notes,
	7.375%, 01/17/27	Ba2	1,365
360	Rowan Companies, Inc., Senior Notes,
	7.375%, 06/15/25	Caa1	357
560	Sable Permian Resources, LLC, Senior Notes,
	7.125%, 11/01/20 (g)	Ca	370
815	Seven Generations Energy Ltd., Senior Notes,
	5.375%, 09/30/25 (g)	Ba3	784
265	Southwestern Energy Company, Senior Notes,
	6.20%, 01/23/25	Ba3	263
240	Summit Midstream Holdings, LLC, Senior Notes,
	5.50%, 08/15/22	B1	239
230	Summit Midstream Holdings, LLC, Senior Notes,
	5.75%, 04/15/25	B1	220
320	Summit Midstream Partners, LP, Senior Notes,
	9.50%, (h)	B3	318
795	Tallgrass Energy Partners, L.P., Senior Notes,
	5.50%, 09/15/24 (g)	Ba3	810
405	Tapstone Energy, LLC, Senior Notes,
	9.75%, 06/01/22 (g)	Caa1	378
390	TransMontaigne Partners, L.P., Senior Notes
	6.125%, 02/15/26	B2	367
500	Transocean, Inc., Senior Notes,
	5.875%, 01/15/24 (g)	B1	503
455	Transocean, Inc., Senior Notes,
	7.50%, 01/15/26 (g)	B3	469
335	Transocean, Inc., Senior Notes,

	9%, 07/15/23 (g)	B3	365
450	USA Compression Partners, L.P., Senior Notes,
	6.875%, 04/01/26 (g)	B3	465
85	Vine Oil & Gas, L.P., Senior Notes,
	8.75%, 04/15/23 (g)	Caa1	84
640	Vine Oil & Gas, L.P., Senior Notes,
	9.75%, 04/15/23 (g)	Caa1	640
1,320	Weatherford International Ltd., Senior Notes,
	7.75%, 06/15/21	Caa1	1,297
155	Weatherford International Ltd., Senior Notes,
	9.875%, 02/15/24	Caa1	151
1,084	WPX Energy, Inc.,
	8.25%, 08/01/23	B1	1,230
605	YPF Sociedad Anonima, Senior Notes,
	8.50%, 03/23/21 (g)	B2	609
			38,306

Entertainment & Leisure - 2.27%
1,520	AMC Entertainment Holdings, Senior Subordinated Notes,
	5.75%, 06/15/25	B3	1,454
650	Cedar Fair, L. P., Senior Notes,
	5.375%, 04/15/27	B1	630
225	EMI Music Publishing Group, Senior Notes,
	7.625%, 06/15/24 (g)	B3	242
1,110	Merlin Entertainment plc, Senior Notes,
	5.75%, 06/15/26 (g)	Ba2	1,122
365	Pinnacle Bidco, Plc, Senior Notes,
	6.375%, 02/15/25 (g) (GBP)	B3	489
545	Silversea Cruise Finance Ltd., Senior Notes,
	7.25%, 02/01/25 (g)	B2	593
665	VOC Escrow Ltd., Senior Notes,
	5%, 02/15/28 (g)	Ba2	640
			5,170

Financial - 15.01%
910	Acrisure, LLC, Senior Notes,
	7%, 11/15/25(g)	Caa2	846
780	Alliant Holdings Intermediate, LLC,
	8.25%, 08/01/23 (g)	Caa2	807
125	Ally Financial, Inc., Senior Notes,
	5.125%, 09/30/24	Ba3	129
1,550	Ally Financial, Inc., Senior Notes,
	5.75%, 11/20/25	(e)	1,598
800	AmWins Group, Inc., Senior Notes,
	7.75%, 07/01/26 (g)	Caa1	832
695	Assured Partners, Inc., Senior Notes,
	7%, 08/15/25 (g)	Caa2	690
370	Avolon Holdings Funding Ltd., Senior Notes,
	5.125%, 10/01/23 (g)	Ba3	372
815	Avolon Holdings Funding Ltd., Senior Notes,
	5.50%, 01/15/23 (g)	Ba3	829
1,485	Banco Do Brasil S.A. (Cayman),
	9% (h)	B2	1,455
500	Banco Santander S.A., Senior Notes,
	6.75%, (h) (EUR)	Ba1	625
700	Barclays PLC,
	7.875%, (h)(GBP)	Ba3	965
330	Cabot Financial (Luxembourg) S.A., Senior Notes,
	7.50%, 10/01/23 (GBP)	B1	420
300	Cabot Financial (Luxembourg) S.A., Senior Notes,
	7.50%, 10/01/23 (g) (GBP)	B1	381

125	Cabot Financial (Luxembourg) S.A., Senior Notes,
	8.375%, 08/01/20 (GBP)	B1	165
55	CIT Group, Inc., Senior Notes,
	4.125%, 03/09/21	Ba2	55
325	CIT Group, Inc., Senior Notes,
	5.25%, 03/07/25	Ba2	331
295	CIT Group, Inc., Subordinate Notes,
	6.125%, 03/09/28	Ba2	308
270	CNO Financial Group Inc., Senior Notes,
	5.25%, 05/30/25	Ba1	275
655	Credit Suisse Group AG,
	7.125%, (h)	Ba2	672
760	Credit Suisse Group AG,
	7.50%, (g)(h)	(e)	806
385	DAE Funding, LLC, Senior Notes,
	4.50%, 08/01/22 (g)	Ba3	379
455	DAE Funding, LLC, Senior Notes,
	5%, 08/01/24 (g)	Ba3	447
1,200	Discover Financial Services, Senior Notes,
	10.25%, 07/15/19	Ba1	1,256
775	DNB Bank ASA, Senior Notes,
	6.50%, (h)	Baa3	793
645	Freedom Mortgage Corporation, Senior Notes,
	8.125%, 11/15/24 (g)	B2	624
470	Freedom Mortgage Corporation, Senior Notes,
	8.25%, 04/15/25 (g)	B2	455
1,130	Hub Holdings LLC, Senior Notes,
	7%, 05/01/26 (g)	Caa2	1,124
800	ING Groep N.V., Senior Notes,
	6.875%, (h)	Ba1	812
1,400	Intesa San Paolo S.p.A.,
	7%, (h)(EUR)	Ba3	1,666
980	Itau Unibankco Holding S.A., Senior Notes,
	6.125%, (g)(h)	B2	908
325	Ladder Capital Finance Holdings LLLP, Senior Notes,
	5.875%, 08/01/21 (g)	Ba3	329
1,270	LPL Holdings, Inc., Senior Notes,
	5.75%, 09/15/25 (g)	B2	1,240
480	Nationstar Mortgage LLC, Senior Notes,
	6.50%, 07/01/21	B2	479
635	Nationstar Mortgage LLC, Senior Notes,
	8.125%, 07/15/23 (g)	B2	664
210	Navient Corporation, Senior Notes,
	6.125%, 03/25/24	Ba3	211
1,135	Navient Corporation, Senior Notes,
	6.50%, 06/15/22	Ba3	1,178
215	Navient Corporation, Senior Notes,
	6.75%, 06/25/25	Ba3	217
325	Navient Corporation, Senior Notes,
	6.75%, 06/15/26	Ba3	321
425	Navient Corporation, Senior Notes,
	7.25%, 09/25/23	Ba3	451
450	Navient Corporation, Senior Notes,
	8%, 03/25/20	Ba3	475
335	Park Aerospace Holdings, Ltd., Senior Notes,
	4.50%, 03/15/23 (g)	Ba3	327
325	Park Aerospace Holdings, Ltd., Senior Notes,
	5.25%, 08/15/22 (g)	Ba3	329
395	Royal Bank of Scotland Group plc, Senior Notes,
	8.625%, (h)	Ba2	422
810	Springleaf Finance Corporation, Senior Notes,
	6.875%, 03/15/25	B2	806
790	Springleaf Finance Corporation, Senior Notes,
	7.125%, 03/15/26	B2	785

1,775	Standard Chartered PLC,
	7.50%, (g)(h)	Ba1	1,824
1,235	UBS Group AG, Senior Notes,
	7.125%, (h)	Ba1	1,293
1,440	UniCredit S.p.A.,
	9.25%, (h) (EUR)	(e)	1,859
			34,235

Food/Tobacco - 3.65%
1,425	B&G Foods, Inc., Senior Notes,
	5.25%, 04/01/25	B2	1,361
1,405	Chobani LLC., Senior Notes,
	7.50%, 04/15/25 (g)	Caa2	1,273
770	Cosan Luxembourg S.A., Senior Notes,
	7%, 01/20/27 (g)	Ba3	753
250	Darling Global Finance, Senior Notes,
	3.625%, 05/15/26 (g)(EUR)	Ba3	298
820	FAGE International S.A., Senior Notes,
	5.625%, 08/15/26 (g)	B1	752
1,330	Minerva Luxembourg S.A., Senior Notes,
	6.50%, 09/20/26 (g)	(e)	1,244
485	Post Holdings, Inc., Senior Notes,
	5.625%, 01/15/28 (g)	B3	467
330	Post Holdings, Inc., Senior Notes,
	5.75%, 03/01/27 (g)	B3	323
335	Post Holdings, Inc., Senior Notes,
	8%, 07/15/25 (g)	B3	369
1,250	Sigma Holdco., B.V., Senior Notes,
	7.875%, 05/15/26 (g)	B3	1,173
275	Sunshine Mid B.V., Senior Notes,
	6.50%, 05/15/26 (g)(EUR)	Caa1	312
			8,325

Forest Products - .69%
1,150	Cascades, Inc., Senior Notes,
	5.75%, 07/15/23 (g)	Ba3	1,153
400	Norbord, Inc., Senior Notes,
	6.25%, 04/15/23 (g)	Ba1	419
			1,572

Gaming - 3.27%
580	Boyd Gaming Corporation, Senior Notes,
	6%, 08/15/26	B3	584
1,095	Caesar’s Resorts, Senior Notes,
	5.25%, 10/15/25 (g)	B3	1,042
1,430	Codere Finance 2 Luxembourge S.A., Senior Notes,
	7.625%, 11/01/21 (g)	B2	1,310
640	International Game Technology Plc, Senior Notes,
	6.25%, 01/15/27 (g)	Ba2	647
275	LHMC Finco, S.A.R.L., Senior Notes,
	6.25%, 12/20/23 (g)(EUR)	B2	330
1,280	LHMC Finco, S.A.R.L., Senior Notes,
	7.875%, 12/20/23 (g)	B2	1,299
1,205	Scientific Games International Inc., Senior Notes,
	10%, 12/01/22	Caa1	1,276
605	Stars Group Holdings B.V., Senior Notes,
	7%, 07/15/26 (g)	Caa1	625
322	VICI Properties, Senior Notes,
	8%, 10/15/23	B1	355
			7,468

Healthcare - 10.72%
1,870	Avantor Inc., Senior Notes,
	9%, 10/01/25 (g)	Caa2	1,924
490	Bausch Health Companies, Inc., Senior Notes,
	5.50%, 11/01/25 (g)	Ba3	489
2,095	Bausch Health Companies, Inc., Senior Notes,
	7%, 03/15/24 (g)	Ba3	2,213
1,060	Bausch Health Companies, Inc., Senior Notes,
	9%, 12/15/25 (g)	Caa1	1,142
1,030	Bausch Health Companies, Inc., Senior Notes,
	9.25%, 04/01/26 (g)	Caa1	1,111
655	Change Healthcare Holdings LLC, Senior Notes,
	5.75%, 03/01/25 (g)	B3	650
1,145	CHS/Community Health Systems, Inc., Senior Notes,
	8.625%, 01/15/24 (g)	Caa1	1,188
850	DaVita Healthcare Partners, Inc., Senior Notes,
	5%, 05/01/25	Ba3	813
1,850	DaVita Healthcare Partners, Inc., Senior Notes,
	5.125%, 07/15/24	Ba3	1,790
230	Eagle Holding Company II, LLC, Senior Notes,
	7.625%, 05/15/22 (g)	Caa1	232
575	Endo Finance LLC, Senior Notes,
	6%, 02/01/25 (g)	B3	495
515	Endo Finance LLC, Senior Notes,
	7.25%, 01/15/22 (g)	B3	502
275	Hill-Rom Holdings, Inc., Senior Notes,
	5.75%, 09/01/23 (g)	Ba3	283
930	Kinetic Concepts, Senior Notes,
	12.50%, 11/01/21 (g)	Caa1	1,018
650	MEDNAX, Inc., Senior Notes,
	5.25%, 12/01/23 (g)	Ba2	650
450	Molina Healthcare, Inc., Senior Notes,
	5.375%, 11/15/22	B3	458
225	MPH Acquisition Holdings, Senior Notes,
	7.125%, 06/01/24 (g)	Caa1	233
450	MPT Operating Partnership, L.P., Senior Notes,
	6.375%, 03/01/24	Ba1	473
450	Ortho-Clinical Diagnostics SA, Senior Notes,
	6.625%, 05/15/22 (g)	Caa2	440
1,090	Polaris Intermediate Corporation, Senior Notes,
	8.50%, 12/01/22 (g)	Caa2	1,127
425	Surgery Center Holdings, Senior Notes,
	8.875%, 04/15/21 (g)	Caa2	443
660	Team Health Holdings, Inc., Senior Notes,
	6.375%, 02/01/25 (g)	Caa2	574
655	Tenet Healthcare Corporation, Senior Notes,
	5.125%, 05/01/25	Ba3	644
1,332	Tenet Healthcare Corporation, Senior Notes,
	6.75%, 06/15/23	Caa1	1,325
1,400	Tenet Healthcare Corporation, Senior Notes,
	8.125%, 04/01/22	Caa1	1,474
2,330	Teva Pharma Finance Netherlands III BV, Senior Notes,
	6%, 04/15/24	Ba2	2,359
400	Wellcare Health Plans, Senior Notes,
	5.375%, 08/15/26 (g)	Ba2	407
			24,457

Information Technology - 4.33%
335	Banff Merger Sub, Inc., Senior Notes,
	9.75%, 09/01/26 (g)	Caa2	340

1,665	CommScope Technologies LLC, Senior Notes,
	6%, 06/15/25 (g)	Ba3	1,719
785	EIG Investors Corporation, Senior Notes,
	10.875%, 02/01/24	Caa1	857
305	Financial & Risk US Holdings, Inc., Senior Notes,
	6.25%, 05/15/26 (g)	B2	305
310	Financial & Risk US Holdings, Inc., Senior Notes,
	6.875%, 11/15/26 (g) (EUR)	(e)	361
815	Financial & Risk US Holdings, Inc., Senior Notes,
	8.25%, 11/15/26 (g)	Caa2	810
485	Match Group, Inc., Senior Notes,
	6.375%, 06/01/24	Ba3	511
575	RP Crown Parent LLC, Senior Notes,
	7.375%, 10/15/24 (g)	Caa1	597
2,150	Solera, LLC, Senior Notes,
	10.50%, 03/01/24 (g)	Caa1	2,349
1,200	Veritas Bermuda Ltd., Senior Notes,
	7.50%, 02/01/23 (g)	B2	1,164
945	Veritas Bermuda Ltd., Senior Notes,
	10.50%, 02/01/24 (g)	Caa2	865
			9,878

Lodging - .37%
825	Marriott Ownership Resorts, Inc., Senior Notes,
	6.50%, 09/15/26 (g)	Ba3	845

Manufacturing - 1.46%
1,930	Apex Tool Group, LLC, Senior Notes,
	9%, 02/15/23 (g)	Caa1	1,872
180	Park-Ohio Industries, Inc., Senior Notes,
	6.625%, 04/15/27	B3	185
1,055	Sensata Technologies UK Financing Company plc, Senior
	Notes, 6.25%, 02/15/26 (g)	Ba3	1,109
150	Welbilt, Inc., Senior Notes,
	9.50%, 02/15/24	Caa1	164
			3,330

Metals & Mining - 8.45%
670	AK Steel Corporation, Senior Notes,
	6.375%, 10/15/25	B3	636
40	AK Steel Corporation, Senior Notes,
	7.50%, 07/15/23	B1	42
600	Alcoa Nederland Holding B.V., Senior Notes,
	7%, 09/30/26 (g)	Ba1	644
305	Aleris International, Inc., Senior Notes,
	10.75%, 07/15/23 (g)	Caa2	323
435	Alliance Resource Operating Partners, L.P., Senior Notes
	7.50%, 05/01/25 (g)	B1	463
1,170	Big River Steel, LLC, Senior Notes,
	7.25%, 09/01/25 (g)	B3	1,239
1,000	Constellium N.V., Senior Notes,
	5.75%, 05/15/24 (g)	B2	995
1,795	Constellium N.V., Senior Notes,
	6.625%, 03/01/25 (g)	B2	1,822
600	First Quantum Minerals, LLC, Senior Notes,
	7.25%, 05/15/22(g)	B3	586
345	FMG Resources Pty. Ltd., Senior Notes,
	4.75%, 05/15/22 (g)	Ba1	342
610	FMG Resources Pty. Ltd., Senior Notes,
	5.125%, 05/15/24 (g)	Ba1	592
505	FMG Resources Pty. Ltd., Senior Notes,

	5.125%, 03/15/23 (g)	Ba1	495
1,720	Freeport McMoran, Inc., Senior Notes,
	5.40%, 11/14/34	Ba2	1,617
1,225	Freeport McMoran, Inc., Senior Notes,
	5.45%, 03/15/43	Ba2	1,112
1,045	HudBay Minerals, Inc., Senior Notes,
	7.25%, 01/15/23 (g)	B3	1,079
1,450	HudBay Minerals, Inc., Senior Notes,
	7.625%, 01/15/25 (g)	B3	1,497
960	New Gold Inc., Senior Notes,
	6.375%, 05/15/25 (g)	Caa1	802
215	Nyrstar Netherlands (Holdings) B.V., Senior Notes,
	8.50%, 09/15/19 (EUR)	Caa1	232
2,045	Ryerson Inc., Senior Secured Notes,
	11%, 05/15/22 (g)	Caa1	2,229
705	TMS International Corporation, Senior Notes,
	7.25%, 08/15/25 (g)	Caa1	709
1,675	Zekelman Industries, Senior Notes,
	9.875%, 06/15/23 (g)	B3	1,817
			19,273

Other Telecommunications - 1.80%
625	Century Link Inc., Senior Notes,
	7.50%, 04/01/24	B2	666
335	Frontier Communications Corporation, Senior Notes,
	8.50%, 04/01/26 (g)	B3	317
438	GTT Communications, Inc., Senior Notes,
	7.875%, 12/31/24 (g)	Caa1	426
350	Level 3 Communications, Inc., Senior Notes,
	5.75%, 12/01/22	B1	354
225	Level 3 Financing, Inc., Senior Notes,
	5.25%, 03/15/26	Ba3	221
275	Level 3 Financing, Inc., Senior Notes,
	5.375%, 05/01/25	Ba3	274
245	Zayo Group, LLC, Global Notes,
	5.75%, 01/15/27 (g)	B3	245
1,555	Zayo Group, LLC, Global Notes,
	6.375%, 05/15/25	B3	1,613
			4,116

Publishing - .80%
250	Harland Clarke Holdings Corporation, Senior Notes,
	6.875%, 03/01/20 (g)	B1	248
935	Harland Clarke Holdings Corporation, Senior Notes,
	8.375%, 08/15/22 (g)	B1	896
105	Harland Clarke Holdings Corporation, Senior Notes,
	9.25%, 03/01/21 (g)	Caa1	99
570	Meredith Corporation, Senior Notes,
	6.875%, 02/01/26 (g)	B3	583
			1,826

Restaurants - 1.25%
425	1011778 B.C. United Liability Company, Senior Notes,
	4.625%, 01/15/22 (g)	Ba3	426
485	1011778 B.C. United Liability Company, Senior Notes,
	5%, 10/15/25 (g)	B3	464
575	Seminole Hard Rock Entertainment Inc., Senior Notes,
	5.875%, 05/15/21 (g)	B2	577
723	YUM Brands, Inc., Senior Notes,

	5.35%, 11/01/43	B2	623
760	YUM Brands, Inc., Senior Notes,
	6.875%, 11/15/37	B2	764
			2,854

Satellites - 4.53%
90	Gogo Intermediate Holdings, LLC, Senior Notes,
	12.50%, 7/01/22 (g)	B2	98
810	Hughes Satellite Systems, Inc., Senior Notes,
	6.625%, 08/01/26	B3	784
775	Hughes Satellite Systems, Inc., Senior Notes,
	7.625%, 06/15/21	B3	835
800	Intelsat Connect Finance, Senior Notes,
	9.50%, 02/15/23 (g)	Ca	795
1,365	Intelsat Jackson Holdings Ltd., Senior Notes,
	8.50%, 10/15/24 (g)	Caa2	1,379
1,960	Intelsat Jackson Holdings Ltd., Senior Notes,
	9.50%, 09/30/22 (g)	B1	2,283
1,025	Intelsat Jackson Holdings Ltd., Senior Notes,
	9.75%, 07/15/25 (g)	Caa2	1,085
1,020	Iridium Communications, Inc., Senior Notes,
	10.25%, 04/15/23 (g)	Caa1	1,112
1,450	Telesat Canada
	8.875%, 11/15/24 (g)	B3	1,552
440	Viasat, Inc., Senior Notes,
	5.625%, 09/15/25 (g)	B3	417
			10,340

Services - 4.32%
475	Avis Budget Car Rental, LLC, Senior Notes,
	6.375%, 04/01/24 (g)	B1	473
550	Brand Energy & Infrastructure Services, Inc., Senior Notes,
	8.50%, 07/15/25 (g)	Caa2	564
410	Europcar Mobility Group, S.A., Senior Notes,
	4.125%, 11/15/24 (EUR)	B3	474
615	Fair Isaac Corporation, Senior Notes,
	5.25%, 05/15/26 (g)	Ba2	620
655	H&E Equipment Services, Senior Notes,
	5.625%, 09/01/25	B2	652
1,190	Laureate Education, Inc., Senior Notes,
	8.25%, 05/01/25 (g)	Caa1	1,272
1,998	Prime Security Services Borrower, LLC, Senior Notes,
	9.25%, 05/15/23 (g)	B3	2,133
685	Promontoria Holdings, Senior Notes,
	6.75%, 08/15/23 (g) (EUR)	B2	802
225	Sabre GLBL, Inc., Senior Notes,
	5.375%, 04/15/23 (g)	Ba2	226
480	Travelport Corporation, Senior Notes,
	6%, 03/15/26 (g)	B1	485
575	United Rentals (North America), Inc., Senior Notes,
	4.875%, 01/15/28	Ba3	540
200	Vantiv, LLC, Senior Notes,
	4.375%, 11/15/25 (g)	B1	190
375	Waste Pro USA, Inc., Senior Notes,
	5.50%, 02/15/26 (g)	B3	365
450	Weight Watchers International, Inc., Senior Notes,
	8.625%, 12/01/25 (g)	B3	485
365	West Corporation, Senior Notes,
	8.50%, 10/15/25 (g)	B3	336
250	Wrangler Buyer Corporation, Senior Notes,
	6%, 10/01/25 (g)	Caa1	242
			9,859

Supermarkets - .60%
725	Albertsons Companies, LLC, Senior Notes,
	6.625%, 06/15/24	B3	698
325	Albertsons Companies, LLC, Senior Notes,
	7.45%, 08/01/29	(e)	268
200	Albertsons Companies, LLC, Senior Notes,
	8%, 05/01/31	(e)	170
200	Iceland Bondco, Plc, Senior Notes,
	4.625%, 03/15/25 (GBP)	B2	240
			1,376

Utilities - 5.18%
535	AES Corporation, Senior Notes,
	5.125%, 09/01/27	Ba1	539
870	AES Corporation, Senior Notes,
	6%, 05/15/26	Ba1	915
370	Calpine Corporation, Senior Notes,
	5.875%, 01/15/24 (g)	Ba2	372
475	Clearway Energy Operating LLC, Senior Notes,
	5.75%, 10/15/25 (g)	Ba2	479
775	DPL Inc., Senior Notes,
	7.25%, 10/15/21	Ba2	839
495	NRG Energy, Inc., Senior Notes,
	5.75%, 01/15/28 (g)	B1	500
1,340	NRG Energy, Inc., Senior Notes,
	6.625%, 01/15/27	B1	1,407
2,795	NRG Energy, Inc., Senior Notes,
	7.25%, 05/15/26	B1	3,033
1,795	TerraForm Global Operating, LLC, Senior Notes
	6.125%, 03/01/26 (g)	Ba3	1,728
190	Terraform Power Operating, Senior Notes,
	4.25%, 01/31/23 (g)	B1	186
290	Terraform Power Operating, Senior Notes,
	5%, 01/31/28 (g)	B1	270
145	Vistra Energy Corporation,Senior Notes,
	8%, 01/15/25 (g)	Ba3	157
530	Vistra Energy Corporation,Senior Notes,
	8.125%, 01/30/26 (g)	Ba3	584
800	Vistra Operaitons Company, LLC, Senior Notes,
	5.50%, 09/01/26 (g)	Ba3	809
			11,818

Wireless Communications - 2.76%
770	MTN (Mauritius) Investments, Ltd., Senior Notes,
	6.50%, 10/13/26	Ba1	755
860	Sprint Capital Corporation, Senior Notes,
	8.75%, 03/15/32	B3	968
1,000	Sprint Communications, Inc., Senior Notes,
	7%, 08/15/20	B3	1,045
1,725	Sprint Corporation, Senior Notes,
	7.25%, 09/15/21	B3	1,824
1,455	T-Mobile, USA, Inc., Senior Notes,
	6.50%, 01/15/26	Ba2	1,522
180	VB-S1 Issuer LLC, Senior Notes,
	6.901%, 06/15/46 (g)	(e)	185
			6,299

	Total Corporate Debt Securities (Total cost of $283,543)		279,971

CONVERTIBLE DEBT SECURITIES - .21% (d)(f)
Automotive - .13%
355	Tesla Energy Operations, Senior Notes,
	1.625%, 11/01/19	(e)	311

Metals and Mining - .08%
200	Nyrstar NV, Senior Notes,
	5%, 0711/22 (EUR)	(e)	179

	Total Convertible Debt Securities (Total cost of $538)		490

BANK DEBT SECURITIES - 12.14% (d)(f)
Aerospace & Defense - .19%
424	DAE Aviation Holdings, Inc., 5.968%, 07/07/22	B2	426

Automotive - .49%
305	CH Hold Corp., 9.492%, 02/01/25	Caa1	308
799	Truck Hero, Inc., 5.962%, 04/21/24	B1	801
			1,109

Building Products - .50%
618	SIWF Holdings, Inc., 6.408%, 06/15/25	B1	623
520	SRS Distribution, Inc., 5.441%, 05/23/25	B3	516
			1,139

Chemicals - .54%
424	Consolidated Energy Finance, S.A., 4.633%, 05/7/25	Ba3	422
185	MacDermid, Inc., 5.242%, 06/07/23	B2	186
617	PQ Corporation, 4.742%, 02/08/25	B2	618
			1,226

Consumer Products - .10%
225	ABG Intermediate Holdings 2, LLC, 5.742%, 09/26/24	B1	225

Container - .35%
798	BWAY Holding Company, Inc., 5.581%, 04/03/24	B2	797

Energy - .44%
364	Brazos Delaware II, LLC, 6.165%, 05/21/25	B2	362
650	Felix Energy LLC, 8.869%, 08/09/22,
	Acquisition Date 08/09/17, Cost $644 (i)(j)	(e)	644
			1,006

Entertainment & Leisure - .14%
325	Delta 2 (Lux) S.a.r.l., 4.742%, 02/01/24	B2	322

Financial - .40%
600	Edelman Financial Center LLC, 5.592%, 07/21/25	B1	605
299	Hub International Limited, 5.335%, 04/25/25	B2	300
			905

Gaming - .38%
487	Scientific Games International, Inc., 5.044%, 08/14/24	Ba3	486
384	Stars Group Holdings B.V., 5.886%, 07/10/25	B1	387
			873

Healthcare - 1.76%
519	Amneal Pharmaceuticals LLC, 5.742%, 05/04/25	B1	523
615	Auris Luxembourg III S.a.r.l., 6.09%, 07/20/25	B2	622
520	MedPlast Holdings, Inc., 6.087%, 07/02/25	B1	526
1,077	MPH Acquistion Holdings LLC, 5.136%, 06/07/23	B1	1,079
804	Wink Holdco, Inc., 5.242%, 12/02/24	B2	801
470	Wink Holdco, Inc., 8.89%, 11/03/25	Caa1	468
			4,019

Informational Technologies - 1.16%
799	Cypress Intermediate Holdings III, Inc., 5.25% 04/27/24	B2	802
540	Financial & Risk US Holdings, Inc., 6.09%, 10/01/25	B2	538
159	SolarWinds Holdings, Inc., 5.242%, 02/05/24	B1	160
1,132	Uber Technologies, Inc., 6.12%, 04/04/25	(e)	1,138
			2,638

Manufacturing - .49%
319	Filtration Group Corporation, 5.242%, 03/09/25	B2	321
816	Titan Acquisition Limited, 5.242%, 03/28/25	B2	792
			1,113

Metals and Mining - .40%
793	Aleris International, Inc., 6.992%, 02/27/23	B3	807
105	Big River Steel, LLC, 7.386%, 08/23/23	B3	106
			913

Other Telecommunications - .55%
794	Cologix, Inc, 5.218%, 03/20/24	B2	791
479	GTT Communications, Inc., 4.99%, 05/31/25	B2	475
			1,266

Publishing - .02%
39	Harland Clarke Holdings, Corp., 7.136%, 11/03/23	B1	38

Real Estate Investment Trust Securities - .20%
455	GGP, Inc., 4.742%, 08/27/25	Ba3	453

Retail - .27%
635	Jo-Ann Stores, Inc., 11.432%, 05/02/24	Caa1	627

Services - 1.32%
1,112	Kronos, Inc., 5.343%, 11/01/23	B2	1,117
320	Renaissance Holding Corp., 9.242%, 05/29/26	Caa2	318
559	Trans Union, LLC, 4.242%, 06/19/25	Ba2	560
621	Weight Watchers International, Inc., 7.09%, 11/29/24	Ba2	628
389	Wrangler Buyer Corporation, 4.992%, 09/27/24	B1	391
			3,014

Utilities - .28%
635	Brookfield Wec Holdings, Inc., 5.992%, 08/01/25	B2	643

Wireless Communications - 2.16%
1,905	Asurion LLC, 5.242%, 11/03/24	Ba3	1,917
2,940	Asurion LLC, 8.742%, 08/04/25	B3	3,019
			4,936

	Total Bank Debt Securities (Total cost of $27,559)		27,688

Shares
PREFERRED STOCK - 2.18% (d)(f)
Energy - 1.07%
2,250	Targa Resources Corp., Series A, Convertible, 9.50%,
	Acquisition Date 10/26/17, Cost $2,520(j)	(e)	2,432

Healthcare - .32%
11,350	Becton, Dickinson and Company, Series A,
	Convertible, 6.125%	(e)	742

Utilities - .79%
8,400	NextEra Energy, Inc., Equity Unit, 6.123%	(e)	478
4,914	Sempra Energy, Convertible, 6%	(e)	496
8,575	Vistra Energy Corporation, Tangible Equity Units, 7%	(e)	834
			1,808

	Total Preferred Stock (Total cost of $4,813)		4,982

COMMON STOCK - .79% (d)(f)
47,597	Caesar’s Entertainment Corporation, (c)		488
25,800	Constellium N.V., Class A (c)		319
13,500	Frontera Energy Corporation (c)		191
31,919	Frontera Energy Corporation (c)(CAD)		451
4,150	Liberty Broadband Corporation, Series A (c)		350
			1,799

	Total Common Stock (Total cost of $3,270)		1,799

Principal
Amount/Units
SHORT-TERM INVESTMENTS - 1.31% (d)(f)
$2,989	Old Line Funding LLC,
	Commercial Paper Due 10/01/18,
	Discount of 2.17% (g)	P-1	2,989

	Total Short-Term Investments (Total cost of $2,989)		2,989

	TOTAL INVESTMENTS - 139.35% (d) (Total cost of $322,712)		317,919

	CASH AND OTHER ASSETS LESS LIABILITIES - (39.35)% (d)		(89,776)

	NET ASSETS - 100.00%		$228,143

(a)    Denotes income is not being accrued.

(b)    Denotes issuer is in bankruptcy proceedings.

(c)   Non-income producing.

(d)    Percentages indicated are based on total net assets to common shareholders of $228,143.

(e)     Not rated.

(f)      All of the Fund’s investments and other assets are pledged as collateral in accordance with a credit agreement with The Bank of Nova Scotia.

(g)     Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration.  Unless otherwise noted, 144A Securities are deemed to be liquid.  See Note 1 of the Note to Schedule of Investments for valuation policy.  Total market value of Rule 144A securities amounted to $184,376 as of September 30, 2018.

(h)    Perpetual security with no stated maturity date.

(i)        Level 3 in fair value hierarchy. See Note 1.

(j)       Security cannot be offered for public resale without first being registered  under the Securities Act of 1933 (restricted security). Total market value of  restricted securities (excluding Rule 144A securities) amounted to $3,076  or 1.35% of total net assets as of September 30, 2018.

(CAD) Canadian Dollar

(EUR) Euro

(GBP) British Pound

Derivative Contracts (Unaudited) (Currency Amounts in Thousands)

Forward Currency Exchange Contracts - As of September 30, 2018 the Fund had forward currency exchange contracts outstanding as follows:

						Unrealized
	Settlement	Receive				Appreciation
Counterparty	Date	(Deliver)		Asset	Liability	(Depreciation)

Canadian Imperial Bank of Commerce	10/19/18	CAD	(328)	$250	$254	$(4)

Canadian Imperial Bank of Commerce	10/19/18	CAD	(312)	238	242	(4)

Citibank	10/19/18	GBP	(1,065)	1,406	1,389	17

State Street Bank	10/19/18	GBP	(104)	135	135	—

State Street Bank	10/19/18	GBP	(103)	135	135	—

Bank of America	10/19/18	GBP	(139)	182	182	—

Bank of America	10/19/18	GBP	(93)	122	122	—

Citibank	10/19/18	GBP	(219)	282	286	(4)

State Street Bank	10/19/18	GBP	(134)	174	175	(1)

Citibank	10/19/18	GBP	(128)	166	167	(1)

Citibank	10/19/18	GBP	(81)	107	106	1

Citibank	11/16/18	EUR	187	218	218	—

UBS	11/16/18	EUR	(664)	773	774	(1)

UBS	11/16/18	EUR	(664)	773	774	(1)

JP Morgan	11/16/18	EUR	(664)	764	774	(10)

Citibank	11/16/18	EUR	(664)	764	774	(10)

Citibank	11/16/18	EUR	(664)	765	774	(9)

Bank of America	11/16/18	EUR	(9)	11	11	—

Bank of America	11/16/18	EUR	(664)	762	774	(12)

State Street Bank	11/16/18	EUR	(664)	763	774	(11)

Citibank	11/16/18	EUR	(664)	762	774	(12)

Citibank	11/16/18	EUR	(583)	665	679	(14)

JP Morgan	11/16/18	EUR	(247)	283	288	(5)

Bank of America	11/16/18	EUR	(105)	121	123	(2)

Citibank	11/16/18	EUR	(77)	90	90	—

Citibank	11/16/18	EUR	(105)	122	122	—

HSBC Bank	11/16/18	EUR	(425)	496	495	1

Citibank	11/16/18	EUR	(150)	175	175	—

State Street Bank	11/16/18	EUR	(203)	237	236	1

State Street Bank	11/16/18	EUR	(112)	130	130	—

HSBC Bank	11/16/18	EUR	(122)	142	142	—

State Street Bank	11/16/18	EUR	(213)	249	248	1

JP Morgan	11/16/18	EUR	(213)	250	248	2

State Street Bank	11/16/18	EUR	(310)	365	361	4

Net unrealized loss on open forward currency exchange contracts						$(74)

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments
September 30, 2018 (Unaudited)

(1) Significant Accounting and Other Policies

The New America High Income Fund, Inc. (the Fund) was organized as a corporation in the state of Maryland on November 19, 1987 and is registered with the Securities and Exchange Commission as a diversified, closed-end investment company under the Investment Company Act of 1940. The Fund commenced operations on February 26, 1988. The investment objective of the Fund is to provide high current income while seeking to preserve stockholders’ capital through investment in a professionally managed, diversified portfolio of “high yield” fixed-income securities.

The Fund invests primarily in fixed maturity corporate debt securities that are rated less than investment grade. Risk of loss upon default by the issuer is significantly greater with respect to such securities compared to investment grade securities because these securities are generally unsecured and are often subordinated to other creditors of the issuer and because these issuers usually have high levels of indebtedness and are more sensitive to adverse economic conditions, such as a recession, than are investment grade issuers. In some cases, the collection of principal and timely receipt of interest is dependent upon the issuer attaining improved operating results, selling assets or obtaining additional financing.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a Fund that is more diversified. See the schedule of investments for information on individual securities as well as industry diversification and credit quality ratings.

The Fund’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States for investment companies that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry.

(a)  Valuation of Investments—Except as otherwise described below, the Fund's investments are valued based on evaluated bid prices provided by an independent pricing service. Independent pricing services provide prices based primarily on quotations from dealers and brokers, market transactions, data accessed from quotations services, offering sheets obtained from dealers and various relationships among similar securities. Investments whose primary market is on an exchange are valued at the last sale price on the day of valuation. Short-term investments with original maturities of 60 days or less are stated at amortized cost, which approximates the fair value of such investments. Following procedures approved by the Board of Directors, investments for which market prices are not yet provided by an independent pricing service (primarily newly issued fixed-income corporate bonds and notes) shall be valued at the most recently quoted bid price provided by a principal market maker for the security. Other investments, for which market quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors. Fair value measurement is further discussed in section (e) of this footnote.

(b)  Foreign Currency—Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U. S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments
September 30, 2018 (Unaudited)

arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transaction, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

(c)  Foreign Currency Forward Exchange Contracts—The Fund may enter into foreign currency forward exchange contracts to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed upon price on an agreed future date. The Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations. These instruments involve market risk, credit risk or both kinds of risks, in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

(d)  Securities Transactions and Net Investment Income—Securities transactions are recorded on trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income is accrued on a daily basis. Discount on short-term investments is amortized to investment income. Premiums or discounts on corporate debt securities are amortized based on the interest method for financial reporting purposes. All income on original issue discount and step interest bonds is accrued based on the effective interest method. The Fund does not amortize market premiums or discounts for tax purposes. Dividend payments received in the form of additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

(e)  Fair Value Measurement—The Fund applies ASC 820 “Fair Value Measurements and Disclosures”. This standard establishes the definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments
September 30, 2018 (Unaudited)

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major asset and liability categories is as follows.

Debt securities (corporate, convertible & bank debt). The fair value of debt securities is provided by independent pricing services using quotations from dealers and brokers, market transactions, data from quotations services, offering sheets and various relationships between securities. While most corporate bonds are categorized in level 2 of the fair value hierarchy, there may be instances where less observable inputs necessitate a level 3 categorization.

Equity securities (preferred and common stock). Equity securities for which the primary market is on an exchange will be valued at the last sale price on the day of valuation and are categorized in level 1 of the fair value hierarchy. Other equity securities traded in inactive markets or valued by independent pricing services using methods similar to debt securities are categorized in level 2. The fair value of equity securities in which observable inputs are unavailable are categorized in level 3.

Short-term investments. Short-term investments are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely the values would be categorized in level 2 of the fair value hierarchy.

Forwards are valued at the unrealized gain or loss on the contract as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Forwards are categorized in level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total Value
	Quoted Prices (000’s)	Significant Observable Inputs (000’s)	Significant Unobservable Inputs (000’s)	(000’s)
Investments
Debt Securities*	$—	$307,505	644	$308,149
Preferred Stock
Energy	—	2,432	—	2,432
Health Care	742	—	—	742
Utilities	1,808	—	—	1,808
Common Stock
Cable	350	—	—	350
Energy	451	191	—	642
Gaming	488	—	—	488
Metals & Mining	319	—	—	319
Short-Term Investments	—	2,989	—	2,989
Total Investments	$4,158	$313,117	$644	$317,919

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments
September 30, 2018 (Unaudited)

	Level 1	Level 2	Level 3	Total Value
	Quoted Prices (000’s)	Significant Observable Inputs (000’s)	Significant Unobservable Inputs (000’s)	(000’s)
Forward Currency Exchange Contracts	$—	$(74)	$—	$(74)

*  Debt Securities — Type of debt and industries are shown on the Schedule of Investments.

The Fund owned one Level 3 security at September 30, 2018. It is identified on the Schedule of Investments with a footnote (i) and has a value of $644,000. The value was determined by the Valuation Committee of the Fund’s investment advisor, T. Rowe Price, under procedures approved by the Board of Directors. The techniques used to arrive at this valuation take into account the occurrence of company specific or industry events, liquidity, broker coverage and other market factors.

The following is a reconciliation of Fund investments using Level 3 inputs for the period:

Value (000’s)
Balance, December 31, 2017	$1,136
Net purchases/(sales)	(473)
Change in unrealized appreciation (depreciation)	7
Realized gain (loss)	(26)
Balance, September 30, 2018	$644

Level 1 and Level 2 assets are evaluated on a quarterly basis for changes in listings or delistings on national exchanges.

Transfers between levels are recognized at the value at the end of the reporting period. During the nine months ended September 30, 2018, the Fund recognized transfers between Levels 1 and 2 totaling $191,000.

Item 2.

(a)   The registrant’s President and Treasurer has concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on her evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.

Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The New America High Income Fund, Inc

By (Signature and Title)		/s/ Ellen E. Terry
Ellen E. Terry
President

Date	November 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Ellen E. Terry
Ellen E. Terry
President

Date	November 19, 2018

By (Signature and Title)		/s/ Ellen E. Terry
Ellen E. Terry
Treasurer

Date	November 19, 2018